14. Stockholders' Equity (Details - Warrant activity) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of warrants
Warrants outstanding, beginning balance	5,664,744	781,910
Warrants issued	1,683,197	5,450,000
Warrants exercised	0	0
Warrants forfeited	0	(567,166)
Warrants outstanding, ending balance	7,347,941	5,664,744	781,910
Weighted Average Exercise Price
Weighted Average Exercise Price, Warrants outstanding, beginning balance	$ 0.28	$ 1.36
Weighted Average Exercise Price, Warrants issued	0.06	0.25
Weighted Average Exercise Price, Warrants exercised	0.00	0.00
Weighted Average Exercise Price, Warrants forfeited	0.00	0.00
Weighted Average Exercise Price, Warrants outstanding, ending balance	$ 0.23	$ 0.28	$ 1.36
Average Remaining Contractual Term, Warrants outstanding	1 year 7 months 28 days	1 year 9 months 14 days	1 year 4 months 17 days